OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 4,883	€ 5,907	€ 5,686
P&ARP
Disclosure of operating segments [line items]
Revenue	2,725	3,139	3,050
A&T
Disclosure of operating segments [line items]
Revenue	1,002	1,420	1,339
AS&I
Disclosure of operating segments [line items]
Revenue	1,156	1,348	1,287
H&C
Disclosure of operating segments [line items]
Revenue	0	0	10
Segment revenue
Disclosure of operating segments [line items]
Revenue	4,926	5,962	5,748
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	2,734	3,149	3,059
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	1,025	1,462	1,389
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	1,167	1,351	1,290
Segment revenue | H&C
Disclosure of operating segments [line items]
Revenue	0	0	10
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(43)	(55)	(62)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(9)	(10)	(9)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(23)	(42)	(50)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	(11)	(3)	(3)
Inter-segment elimination | H&C
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0